UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2006
                         ---------------

Date of reporting period:  FEBRUARY 28, 2006
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                       (LIGHTHOUSE OPPORTUNITY FUND LOGO)
                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                            For the Six Months Ended
                               February 28, 2006

TO OUR FELLOW SHAREHOLDERS:

The first six months of the current fiscal year, which began on September 1, 2005, saw a continuation of strength in the equity markets. Accordingly, during the six month period ending 2/28/06, the Lighthouse Opportunity Fund was up 8.45%, compared with the S&P 500 Index, which was up 5.93% and the small-cap Russell 2000, which was up 10.24%. We have to admit a bit of surprise at such strength given the aging of the current market advance.

This strength in the equity markets for the six months ended 2/28/06 was fairly broad-based, as evidenced by the fact that every sector in the S&P 500 Index and the Russell 2000 Index had positive returns for the six month period. With the exception of the Materials sector, the same was true for the Fund. The Technology, Healthcare and Consumer sectors were leading performers for the fund. In Technology, Multi Fineline Electronix, Omnivision, Intevac, Diodes and Novell were especially strong performers. In Healthcare, Aspreva Pharmaceuticals, Celgene and NPS Pharmaceutical led the way, offsetting weakness in Epix Pharmaceutical, Salix Pharmaceutical and Apria. Strength in our apparel holdings were the source of Consumer strength.

As of February 28, 2006, the Fund's heaviest sector weighting continued to be in Technology at 21.0% followed by the Consumer sectors at 20.5% and the Healthcare sector at 13.5%. Our consumer holdings continue to consist mostly of companies sensitive to economic trends rather than the more defensive consumer staples. Cash represented 26.2% of the portfolio, up somewhat from the 23.7% it represented at August 31, 2005. Our cash levels continue to creep up as the equity markets continue to advance.

As previously mentioned, the Fund continues to hold a rather large cash weighting. As we have mentioned in the past, we do not feel compelled to be fully invested just for the sake of being fully invested. We continue to stick to our discipline of only initiating new positions that meet our "buy at a discount to intrinsic value" methodology. Conversely, we are still very engaged in the stock market as we see value in those stocks we do own and which delivered the returns cited above. Our cash holdings are not a result of "making a call on the stock market", rather cash is simply the fallout of our bottoms-up approach and discipline to buying stocks at a discount and selling them at a premium to our estimates of their underlying intrinsic value. Certainly, investing in stocks is to invest in the "stock market" which has its own ebbs and flows. Accordingly, our cash weightings have followed those same ebbs and flows as we take advantage of them to buy and sell individual stocks within our intrinsic value methodology. The silver lining here is that we are now earning considerably more on our cash since the Fed has significantly raised short-term rates.

In the Consumer sector, we initiated positions in: Autoliv, an auto parts maker; Collegiate Pacific, a sporting goods distributor; and Buffalo Wild Wings, a restaurant company. We sold our positions in Charlotte Russe and Univision due to both stocks exceeding our assessment of intrinsic value. We added to our CBS, Tempur-Pedic, Clear Channel and NBTY positions while trimming Autoliv and Cache as those stocks performed well. Overall, our Consumer weighting was somewhat increased at 20.5%.

In the Energy sector, we initiated a position in Precision Drilling, a Canadian land drilling rig company, leaving our Energy weighting at 8.5%, up slightly from fiscal year-end.

In the Financials sector, the weighting was lowered to 4.7% after selling Federated Investors.

In the Healthcare sector, we initiated positions in Triad Hospitals and Aspreva Pharmaceuticals. We also added to existing positions in Epix Pharmaceutical, Isis Pharmaceutical, NPS Pharmaceutical, Amsurg and Apria. We trimmed Celgene and sold our holdings in Caremark and Hologic for valuation reasons. The net effect was to increase our Healthcare weighting to 13.5%.

In the Industrials sector, we sold our Southwest Airlines position to leave our sector weighting at 6.5%.

We were active in the Technology sector, reducing our weighting from fiscal year-end by 2.4%. We reduced our exposure to Intevac, Multi-Fineline Electronix, Newport, Novell, and Omnivision as those stocks had big advances and we sold our holdings in Foundry Networks and Diodes as those stocks reached or exceeded our intrinsic value targets. We also sold Mobility Electronics as the company's fundamentals continued to deteriorate. We initiated positions in ADC Telecom, a communications equipment maker and in Intevac, an equipment supplier to the storage market. We added to our positions in Keithley Instruments, International Rectifier and Digi International.

Finally, we initiated a position in Alpha Natural Resources, a coal mining company, in the Materials sector.

ECONOMIC AND MARKET CONDITIONS

In observing the economy, we have to ask "Is this as good as it getso" The economy continues to reflect strong GDP and job growth while unemployment rates are low and declining. Inflation, while amazingly well controlled given $60 oil prices, is on the upswing - explaining why the Fed has now increased the federal funds rate 14 times to 4.50%, effectively taking away the "punchbowl" and eliminating a long period of negative "real" interest rates. Such periods of tightening money supply have usually acted as a headwind for equities. Meanwhile, Greenspan's "conundrum" continues as long-term interest rates have hardly budged. Accordingly, this has resulted in a very flat yield curve, a condition that has traditionally not been very friendly to financial services stocks, an area we are very underweight.

In many ways, "the more things change, the more they stay the same".
Complacency seems to rule the day as investor sentiment continues to be positive, corporate credit spreads are at historical lows and volatility is near historical lows. Much good news has been capitalized by the stock and bond markets while always present risks are being downplayed, creating a situation where disappointment of any kind could cause a nasty sell-off. Certainly, strong market advances are usually not born of such circumstances. Meanwhile, the stock market in our opinion continues to trade at fair value, if not becoming a bit expensive, especially in the small and mid capitalization segments as those indices are hitting new all time highs.

CONCLUSION

We are pleased with the Fund's overall performance so far this fiscal year. We continue to hold high levels of cash as the search for value is sparing and difficult. In the meantime, we will continue to do what we do best and that is to find individual quality companies, no matter the size or industry, whose stock prices do not yet reflect our opinion of their intrinsic value. We look forward to cautiously putting that cash to work by investing in quality, growing companies. Discrimination in stock selection and purchases becomes of paramount importance. Our goal is to continue our diligent research to discover such companies, resulting in value-added performance over time, regardless of the dynamics of the overall market. We look forward to reporting our progress to you in the months and years ahead.

Sincerely,

/s/Christopher A. Matlock
Christopher A. Matlock, CPA, CFA
Portfolio Manager

March 24, 2006

Opinions expressed are those of Christopher A. Matlock and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

These indices are unmanaged and commonly used to measure performance of U.S. stocks. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following semi-annual report for the Fund's holdings as of February 28, 2006.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

MUTUAL FUND INVESTING INVOLVES RISK; LOSS OF PRINCIPAL IS POSSIBLE.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, distributor.  (4/06)

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR at February 28, 2006 (Unaudited)

                                 PORTFOLIO HOLDINGS       % OF NET ASSETS
                                 ------------------       ---------------
  Cash                               $2,772,477                 26.19%
  Consumer Discretionary              1,972,346                 18.64%
  Consumer Staples                      199,290                  1.88%
  Energy                                904,256                  8.54%
  Financials                            494,062                  4.67%
  Health Care                         1,425,094                 13.46%
  Industrials                           692,322                  6.54%
  Information Technology              2,222,426                 21.00%
  Materials                             106,850                  1.01%
  Liabilities in Excess
    of Other Assets                    (204,472)               (1.93)%
                                    -----------                -------
  Net Assets                        $10,584,651                100.00%

EXPENSE EXAMPLE for the Six Months Ended February 28, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/01/05 - 2/28/06).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
                         Beginning           Ending          Expenses Paid
                       Account Value     Account Value       During Period
                          9/01/05           2/28/06     9/01/05 - 2/28/06*<F1>
                          --------          --------    ----------------------
Actual                     $1,000            $1,085             $10.34
Hypothetical (5% return
  before expenses)          1,000             1,015               9.99

*<F1> Expenses are equal to the Fund's annualized expense ratio of 2.00% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at February 28, 2006 (Unaudited)

   SHARES                                                          VALUE
   ------                                                          -----
COMMON STOCKS: 74.0%

AUTOMOBILES & COMPONENTS: 1.1%
     2,100  Autoliv, Inc.                                       $   112,455
                                                                -----------
CAPITAL GOODS: 1.1%
    11,600  Sypris Solutions, Inc.                                  120,292
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 3.0%
     5,800  Career Education Corp. (a)<F2>                          190,472
     9,900  Corinthian Colleges, Inc. (a)<F2>                       128,304
                                                                -----------
                                                                    318,776
                                                                -----------
CONSUMER DURABLES & APPAREL: 2.4%
     3,300  Jones Apparel Group, Inc.                                95,436
    13,300  Tempur-Pedic International, Inc. (a)<F2>                156,940
                                                                -----------
                                                                    252,376
                                                                -----------
CONSUMER SERVICES: 1.1%
    10,700  Navigant International, Inc. (a)<F2>                    117,700
                                                                -----------
ENERGY: 6.8%
     1,250  Anadarko Petroleum Corp.                                123,950
     2,500  National Oilwell Varco, Inc. (a)<F2>                    152,200
     2,500  Pogo Producing Co.                                      124,650
     4,700  Precision Drilling Trust (b)<F3>                        148,003
     3,300  Ultra Petroleum Corp. (a)<F2>(b)<F3>                    171,732
                                                                -----------
                                                                    720,535
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 5.7%
     5,800  Amsurg Corp. (a)<F2>                                    127,078
     5,800  Apria Healthcare Group, Inc. (a)<F2>                    133,342
     4,600  Icon PLC - ADR (a)<F2>                                  220,800
     2,900  Triad Hospitals, Inc. (a)<F2>                           124,874
                                                                -----------
                                                                    606,094
                                                                -----------
HOTELS, RESTAURANTS & LEISURE: 3.8%
     9,100  AFC Enterprises                                         141,414
     4,200  Buffalo Wild Wings, Inc. (a)<F2>                        159,306
     3,050  CEC Entertainment, Inc. (a)<F2>                          99,308
                                                                -----------
                                                                    400,028
                                                                -----------
HOUSEHOLD & PERSONAL PRODUCTS: 1.9%
     9,100  NBTY, Inc. (a)<F2>                                      199,290
                                                                -----------
INSURANCE: 4.7%
     1,650  The Allstate Corp.                                       90,387
    12,400  Clark, Inc.                                             130,944
     3,600  Hub International, Ltd. (b)<F3>                         102,960
     3,950  The St. Paul Travelers Cos., Inc.                       169,771
                                                                -----------
                                                                    494,062
                                                                -----------
MATERIALS: 1.0%
     5,000  Alpha Natural Resources, Inc. (a)<F2>                   106,850
                                                                -----------
MEDIA: 4.8%
     5,100  CBS Corp. - Class B                                     124,746
     6,900  Clear Channel Communications, Inc.                      195,270
     1,700  R.H. Donnelley Corp. (a)<F2>                            103,700
     2,050  Viacom, Inc. - Class A (a)<F2>                           81,918
                                                                -----------
                                                                    505,634
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 7.7%
     8,300  Aspreva Pharmaceuticals Corp. (a)<F2>(b)<F3>            216,879
     4,100  Celgene Corp. (a)<F2>                                   155,800
    12,400  Epix Pharmaceuticals, Inc. (a)<F2>                       53,940
    11,600  Isis Pharmaceuticals, Inc. (a)<F2>                       93,264
    10,150  NPS Pharmaceuticals, Inc. (a)<F2>                       155,701
     9,100  Salix Pharmaceuticals, Ltd. (a)<F2>(b)<F3>              143,416
                                                                -----------
                                                                    819,000
                                                                -----------
RETAILING: 5.5%
       410  Cache, Inc. (a)<F2>                                       7,126
    13,200  Casual Male Retail Group, Inc. (a)<F2>                  120,252
     7,000  Christopher & Banks Corp.                               153,510
    11,600  Collegiate Pacific, Inc.                                120,640
     8,300  Haverty Furniture Cos., Inc.                            118,275
     5,000  West Marine, Inc. (a)<F2>                                64,350
                                                                -----------
                                                                    584,153
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 4.2%
     2,450  Analog Devices, Inc.                                     93,443
     5,000  International Rectifier Corp. (a)<F2>                   185,500
     4,300  Omnivision Technologies, Inc. (a)<F2>                   109,650
     4,900  Sigmatel, Inc. (a)<F2>                                   52,675
                                                                -----------
                                                                    441,268
                                                                -----------
SOFTWARE & SERVICES: 2.1%
     2,500  First Data Corp.                                        112,825
    11,900  Novell, Inc. (a)<F2>                                    113,169
                                                                -----------
                                                                    225,994
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 13.6%
     5,800  ADC Telecommunications, Inc. (a)<F2>                    146,856
    15,300  Digi International, Inc. (a)<F2>                        166,311
     8,200  Intevac, Inc. (a)<F2>                                   179,826
     7,050  Keithley Instruments, Inc.                              106,314
     2,500  Multi-Fineline Electronix, Inc. (a)<F2>                 142,350
     6,900  Newport Corp. (a)<F2>                                   122,406
     8,971  Oplink Communications, Inc. (a)<F2>                     146,676
     6,600  OSI Systems, Inc. (a)<F2>                               136,950
     9,900  Spectralink Corp.                                       122,463
    11,600  Universal Display Corp. (a)<F2>                         164,720
                                                                -----------
                                                                  1,434,872
                                                                -----------
TRANSPORTATION: 3.5%
    11,600  Eagle Bulk Shipping, Inc. (b)<F3>                       150,684
     2,050  Frontline, Ltd. (b)<F3>                                  78,966
     4,100  Pacer International, Inc.                               130,585
       727  Ship Finance International, Ltd. (b)<F3>                 13,311
                                                                -----------
                                                                    373,546
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $6,398,123)                                               7,832,925
                                                                -----------

     UNITS
     -----
MASTER LIMITED PARTNERSHIPS: 1.7%

ENERGY: 1.7%
     4,100  Plains All American Pipeline L.P.                       183,721
                                                                -----------
TOTAL MASTER LIMITED PARTNERSHIPS
  (Cost $46,143)                                                    183,721
                                                                -----------

  SHARES
  ------
SHORT-TERM INVESTMENTS: 26.2%

MONEY MARKET INVESTMENT: 26.2%
 2,772,477  Treasury Cash Series II                               2,772,477
                                                                -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,772,477)                                               2,772,477
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES : 101.9%
  (Cost $9,216,743)                                              10,789,123
Liabilities in Excess of Other Assets: (1.9)%                      (204,472)
                                                                -----------
NET ASSETS: 100.0%                                              $10,584,651
                                                                -----------
                                                                -----------

(a)<F2>   Non-income producing security.
(b)<F3>   U.S. security of foreign company.
ADR American Depositary Receipt.

                See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2006 (Unaudited)

ASSETS
  Investments in securities, at value (cost $9,216,743)         $10,789,123
  Receivables
     Dividends and interest                                          10,616
  Prepaid expenses                                                    8,257
                                                                -----------
       Total assets                                              10,807,996
                                                                -----------
LIABILITIES
  Payables
     Fund shares redeemed                                           199,037
     Administration fees                                              2,301
     Advisory fees                                                    2,487
     Custody fees                                                       946
     Distribution fees                                                4,334
     Fund accounting fees                                             5,880
     Transfer agent fees                                              6,201
     Chief compliance officer fees                                      833
  Accrued expenses                                                    1,326
                                                                -----------
       Total liabilities                                            223,345
                                                                -----------
NET ASSETS                                                      $10,584,651
                                                                -----------
                                                                -----------
  Shares outstanding (unlimited number
    of shares authorized, without par value)                        597,923
                                                                -----------
                                                                -----------
  Net asset value, offering and redemption price per share      $     17.70
                                                                -----------
                                                                -----------
COMPONENTS OF NET ASSETS
  Paid-in capital                                               $ 7,915,417
  Accumulated net investment loss                                  (283,703)
  Accumulated net realized gain on investments                    1,380,557
  Net unrealized appreciation on investments                      1,572,380
                                                                -----------
       Net assets                                               $10,584,651
                                                                -----------
                                                                -----------

                See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the six months ended February 28, 2006 (Unaudited)

INVESTMENT INCOME
  Income
     Dividends (net foreign withholding tax of $769)             $   83,159
     Interest                                                        32,612
                                                                 ----------
       Total income                                                 115,771
                                                                 ----------
  Expenses
     Advisory fees                                                   66,163
     Administration fees                                             14,876
     Distribution fees                                               13,233
     Transfer agent fees                                             12,950
     Fund accounting fees                                            11,125
     Registration fees                                                9,233
     Audit fees                                                       8,183
     Legal fees                                                       4,475
     Shareholder reporting                                            4,198
     Trustee fees                                                     3,367
     Miscellaneous fees                                               2,727
     Chief compliance officer fees                                    2,500
     Custody fees                                                     1,835
     Insurance expense                                                  396
                                                                 ----------
       Total expenses                                               155,261
       Less:  fees waived (see Note 3)                              (49,400)
                                                                 ----------
       Net expenses                                                 105,861
                                                                 ----------
         NET INVESTMENT INCOME                                        9,910
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                1,047,400
  Change in net unrealized depreciation on investments             (183,874)
                                                                 ----------
     Net realized and unrealized gain on investments                863,526
                                                                 ----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $  873,436
                                                                 ----------
                                                                 ----------

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                         FEBRUARY 28, 2006       YEAR ENDED
                                            (UNAUDITED)       AUGUST 31, 2005
                                            -----------       ---------------
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income (loss)            $     9,910            $   (85,022)
  Net realized gain on investments          1,047,400              1,233,515
  Change in net unrealized
    appreciation/(depreciation)
    on investments                           (183,874)               770,450
                                          -----------            -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS              873,436              1,918,943
                                          -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                 (293,613)                    --
  From net realized gain                     (866,915)                    --
                                          -----------            -----------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS   (1,160,528)                    --
                                          -----------            -----------
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived
    from net change in outstanding
    shares (a)<F4> (b)<F5>                    (36,485)              (876,164)
                                          -----------            -----------
     TOTAL INCREASE (DECREASE)
       IN NET ASSETS                         (323,577)             1,042,779
                                          -----------            -----------
NET ASSETS
  Beginning of period                      10,908,228              9,865,449
                                          -----------            -----------
  END OF PERIOD                           $10,584,651            $10,908,228
                                          -----------            -----------
                                          -----------            -----------

(a)<F4>  A summary of capital share transactions is as follows:


                                                      SIX MONTHS ENDED
                                                      FEBRUARY 28, 2006                              YEAR ENDED
                                                         (UNAUDITED)                              AUGUST 31, 2005
                                                ----------------------------                 -------------------------
                                                Shares                 Value                 Shares              Value
                                                ------                 -----                 ------              -----
     Shares sold                                 10,417           $   182,233                 51,493         $   853,654
     Shares issued in reinvestment
       of distributions                          69,493             1,160,528                     --                  --
     Shares redeemed (b)<F5>                    (79,174)           (1,379,246)              (101,384)         (1,729,818)
                                               --------           -----------              ---------         -----------
     Net increase (decrease)                        736           $   (36,485)               (49,891)        $  (876,164)
                                               --------           -----------              ---------         -----------
                                               --------           -----------              ---------         -----------


(b)<F5>   Net of redemption fees of $0 and $386, respectively.

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period


                                            SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                              FEBRUARY 28,       -----------------------------------------------------------
                                                 2006            2005          2004           2003         2002         2001
                                                 ----            ----          ----           ----         ----         ----
                                              (UNAUDITED)
  Net asset value,
    beginning of period                          $18.27         $15.25         $13.98         $10.97      $12.74       $13.20
                                                 ------         ------         ------         ------      ------       ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.03          (0.14)         (0.08)         (0.14)      (0.17)       (0.13)
  Net realized and unrealized
    gain (loss) on investments                     1.39           3.16           1.35           3.15      (1.60)       (0.33)
                                                 ------         ------         ------         ------      ------       ------
  Total from
    investment operations                          1.42           3.02           1.27           3.01      (1.77)       (0.46)
                                                 ------         ------         ------         ------      ------       ------
  LESS DISTRIBUTIONS:
  From net
    investment income                             (0.50)            --             --             --          --           --
  From net realized gain                          (1.49)            --             --             --          --           --
                                                 ------         ------         ------         ------      ------       ------
  Total distributions                             (1.99)            --             --             --          --           --
                                                 ------         ------         ------         ------      ------       ------
  Paid-in capital from
    redemption fees
    (see Note 2)                                     --           0.00*<F8>        --             --          --           --
                                                 ------         ------         ------         ------      ------       ------
  Net asset value,
    end of period                                $17.70         $18.27         $15.25         $13.98      $10.97       $12.74
                                                 ------         ------         ------         ------      ------       ------
                                                 ------         ------         ------         ------      ------       ------
Total return                                      8.45%(1)<F6>  19.80%          9.08%         27.44%    (13.89)%      (3.48)%
  RATIO/SUPPLEMENTAL DATA:
  Net assets,
    end of period (millions)                      $10.6          $10.9           $9.9           $9.4        $7.9         $9.6
  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived
    and expenses absorbed                         2.93%(2)<F7>   2.85%          2.86%          3.29%       2.89%        2.74%
  After fees waived
    and expenses absorbed                         2.00%(2)<F7>   2.00%          2.00%          2.00%       2.00%        2.00%
  RATIO OF NET INVESTMENT GAIN
    (LOSS) TO AVERAGE NET ASSETS:
  Before fees waived
    and expenses absorbed                       (0.75)%(2)<F7> (1.64)%        (1.38)%        (2.48)%     (2.21)%      (1.68)%
  After fees waived
    and expenses absorbed                         0.18%(2)<F7> (0.79)%        (0.52)%        (1.19)%     (1.32)%      (0.94)%
  Portfolio turnover rate                        23.67%(1)<F6>  43.99%         52.10%         39.25%      62.42%       72.15%


(1)<F6>   Not Annualized.
(2)<F7>   Annualized.
*<F8>     Less than $0.01 per share.

                See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at February 28, 2006 (Unaudited)

 NOTE 1 - ORGANIZATION

  The Lighthouse Opportunity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 29, 1995. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

B. Redemption Fee. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than two months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  Lighthouse Capital Management, L.P. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended February 28, 2006, the Fund incurred $66,163 in Advisory fees.

  The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 2.00%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended February 28, 2006, the Advisor waived fees of $49,400.

  At February 28, 2006, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund from December 23, 2005 through February 28, 2006 that may be reimbursed was $19,313. The Advisor may recapture a portion this amount no later than August 31, 2009. Any expenses waived by the Advisor prior to December 23, 2005 have been deemed lost, see note 7.

  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect, wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Average Net Assets of the Fund       Fee or Fee Rate
     ------------------------------       ---------------
     Under $15 million                    $30,000
     $15 to $50 million                   0.20% of average daily net assets
     $50 to $100 million                  0.15% of average daily net assets
     $100 to $150 million                 0.10% of average daily net assets
     Over $150 million                    0.05% of average daily net assets

  For the six months ended February 28, 2006, the Fund incurred $14,876 in Administration fees.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

  For the six months ended February 28, 2006 the Fund was allocated $2,500 in Chief Compliance Officer fees.

 NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the six months ended February 28, 2006, the Fund incurred $13,233 in distribution fees.

 NOTE 5 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended February 28, 2006, were $2,025,400 and $3,263,059, respectively.

 NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 15, 2005, a distribution of $1.9949 per share was declared. The dividend was paid on December 15, 2005, to shareholders of record on December 14, 2005. The tax character of distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 were as follows:

                                           2006                2005
                                           ----                ----
     Distributions paid from:
       Ordinary income                  $  293,613          $       --
       Long-term capital gain              866,915                  --
                                        ----------          ----------
                                        $1,160,528          $       --
                                        ----------          ----------
                                        ----------          ----------

  As of August 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments (a)<F9>                            $9,180,335
                                                            ----------
                                                            ----------
     Gross unrealized appreciation                          $2,046,388
     Gross unrealized depreciation                            (250,602)
                                                            ----------
     Net unrealized appreciation                            $1,795,786
                                                            ----------
                                                            ----------
     Undistributed ordinary income                          $  293,625
     Undistributed long-term capital gain                      866,915
                                                            ----------
     Total distributable earnings                           $1,160,540
                                                            ----------
                                                            ----------
     Total accumulated earnings/(losses)                    $2,956,326
                                                            ----------
                                                            ----------

(a)<F9> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to timing of recognition of income and gains for federal income tax purposes.

 NOTE 7 - PROXY VOTE

  As described in more detail in a proxy statement approved by the Securities and Exchange Commission on November 17, 2005 and mailed to Fund shareholders on November 22, 2005, a series of transactions relating to the ownership structure of the Advisor occurred between July 1999 and June 2003. The Advisor has represented to the Trust that the transactions did not result in any actual change in the management or policies of the Advisor. However, the transactions may nonetheless be deemed inadvertently to have caused the current advisory agreement to have been terminated. Accordingly, shareholders approved a new advisory agreement and ratified advisory fee payments made to the Advisor since July 1999 at a shareholder meeting held on December 22, 2005.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

  At a meeting held on August 17, 2005, the Board (including the Independent Trustees) considered and approved the continuance of the Advisory Agreement for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Fund. This information together with the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-today investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that the Fund's year-to-date and five-year performance were each above the median of its peer group. The Board also noted that although the Fund's one- and three-year performance were below the median of its peer group, it was ranked in the third quartile for three-year performance. Furthermore, the Fund was ranked in the first quartile for its year-to-date and five-year performance. The Trustees concluded that the advisor's performance was satisfactory under current market conditions.

     The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics. The Board concluded that it was satisfied with the Fund's overall performance record.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     The Board noted that the advisor had agreed to maintain an annual expense ratio of 2.00%. The Trustees noted that, while the Fund's advisory fee, 12b-1 fees and total expense ratio were above its peer group median, the expense structure was in line with the fees charged by the advisor to its other investment management clients and were not excessive. The Board particularly noted that the Advisor had continued to subsidize the Fund's operations and had not yet recouped any amount of these subsidies. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board noted that although the Fund does not have advisory fee breakpoints, the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the Advisor's profitability report and considered that the additional benefits derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars" and the 12b-1 fees paid to the Advisor. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

  No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

  Subsequent to the Board's meeting on August 17, 2005 where it approved the continuance of the Advisory Agreement for a period ending August 31, 2006, the Trust discovered that a series of transactions relating to the ownership structure of the Advisor occurred between July 1999 and June 2003. Although the Advisor represented to the Trust that the transactions did not result in any actual change in the management or policies of the Advisor, the transactions may have been deemed to have inadvertently caused the Advisory Agreement to terminate. In order to avoid disruption of the Fund's investment management program, the Board unanimously voted to recommend that shareholders of the Fund be asked to approve a new advisory agreement (the "New Advisory Agreement") that was substantially identical to the Advisory Agreement in content and fee structure.

  In considering whether to recommend the New Advisory Agreement for approval by the Fund's shareholders, the Trustees had before them information to evaluate the experience of the Advisor's key personnel in portfolio management, the quality of services the Advisor was expected to continue to provide to the Fund, and the compensation proposed to be paid to the Advisor. This information together with the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board of Trustee's determinations. The Board of Trustees also reviewed the factors it considered in re-approving the original Advisory Agreement on August 17, 2005, because it is substantially identical to the New Advisory Agreement. Below is a summary of the factors considered by the Board of Trustees and the conclusions thereto that formed the basis for the Board of Trustee's conclusion that the terms and conditions of the New Advisory
Agreement are fair to, and in the best interests of, the Fund and its shareholders.

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE NEW ADVISORY AGREEMENT. The Board of Trustees considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board of Trustees considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board of Trustees also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board of Trustees also considered the prior relationship between the Advisor and the Trust, as well as the Board of Trustee's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board of Trustees concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2. THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board of Trustees noted that the Fund's year-to-date and five-year performance were each above the median of its peer group. The Board of Trustees also noted that although the Fund's one- and three-year performance were below the median of its peer group, it was ranked in the third quartile for three-year performance. Furthermore, the Fund was ranked in the first quartile for its year-to-date and five-year performance. The Trustees concluded that the advisor's performance was satisfactory under current market conditions.

     The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics. The Board of Trustees concluded that it was satisfied with the Fund's overall performance record.

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE NEW ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board of Trustees reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     The Board of Trustees noted that the Advisor had agreed to maintain an annual expense ratio of 2.00%. The Trustees noted that, while the Fund's advisory fee, 12b-1 fees and total expense ratio were above its peer group median, the expense structure was in line with the fees charged by the advisor to its other investment management clients and were not excessive. The Board of Trustees particularly noted that the advisor had continued to subsidize the Fund's operations and would not recouped any amount of these subsidies. The Board of Trustees also noted that the compensation payable to the Advisor by the Fund under the New Advisory Agreement was at the same rate as the compensation now payable by the Fund to the Advisor under the original Advisory Agreement. In addition, the Board of Trustees noted that the terms of the original Advisory Agreement will be unchanged under the New Advisory Agreement except for different effective and termination dates and minor updating changes. The Board of Trustees concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and expense and advisory fee information.

4. ECONOMIES OF SCALE. The Board of Trustees also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board of Trustees noted that although the Fund does not have advisory fee breakpoints, the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board of Trustees concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board of Trustees reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board of Trustees considered the Advisor's profitability report and considered that the additional benefits derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars" and the 12b-1 fees paid to the Advisor. After such review, the Board of Trustees determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

  No single factor was determinative of the Board of Trustee's decision to recommend that shareholders approve the New Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board of Trustees (including a majority of the Independent Trustees) therefore determined that the approval of the New Advisory Agreement would be in the best interests of the Fund and its shareholders.

  A Proxy Statement was mailed to shareholders of the Fund. This Proxy Statement included a proposal to approve the New Advisory Agreement by and between the Trust, on behalf of the Fund, and the Advisor, under which the Advisor would continue to act as investment advisor with respect to the assets of the Fund. Please refer to the Securities and Exchange Commission's website (www.sec.gov) for more information on the Proxy Statement, which was filed on November 17, 2005.

  Prior to the New Advisory Agreement being approved by the shareholders of the Fund, the Board (including the Independent Trustees) approved the New Advisory Agreement at an in-person meeting held on December 1, 2005.

  The meeting of the shareholders of the Fund was held on December 22, 2005. Shareholders of the Fund at the close of business on October 31, 2005 were entitled to be present and vote at the meeting. At the December 22, 2005 shareholder meeting, the New Advisory Agreement was approved by the shareholders of the Fund.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

  The Lighthouse Opportunity Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling
(866) 811-0218. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
   -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

  Information regarding how the Lighthouse Opportunity Fund votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (866) 811-0218, or by accessing the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to
-----------
portfolio securities during the most recent 12-month period ending June 30 is available by calling (866) 811-0218 or through the SEC's website at www.sec.gov.
-----------

                                    Advisor
                      LIGHTHOUSE CAPITAL MANAGEMENT, L.P.
                        10000 Memorial Drive, Suite 660
                             Houston, Texas  77024
                                 (713) 688-6881
                   Toll-Free Account Inquiries (866) 811-0218

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                     Transfer and Dividend Disbursing Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                        San Francisco, California  94105

                          Lighthouse Opportunity Fund
                                 Symbol - LGFTX
                               CUSIP - 742935794

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  May 4, 2006
           -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  May 4, 2006
           --------------

     By (Signature and Title)  /s/ Eric W. Falkeis
                         Eric W. Falkeis, Treasurer

     Date  May 5, 2006
           ----------------

* Print the name and title of each signing officer under his or her signature.